Trade and other payables (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
Trade and other payables.
Trade payables	$ 1,644,607	$ 3,883,020
Salaries and vacation payable	415,268	614,488
Trade and other payables	$ 2,059,875	$ 4,497,508